Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of vessels, containers, handling equipment and other tangible assets
		years
1.	Vessel	Mainly 25
2.	Containers	Mainly 13-15
3.	Chassis	30
4.	Other equipment	13
5.	Dry docking for owned vessels	Up to 5

		years
1.	Buildings	25
2.	Computer systems and communication equipment	4 - 7	(Mainly 5 years)
3.	Other	5 - 15

Schedule of term of leases in which the Group is engaged with years
1.	Vessels	1 – 12
2.	Containers	1 – 13
3.	Buildings, vehicles and other assets	Mainly 1 – 8

Schedule of estimated useful lives of intangible assets
Software	5 years
Capitalised software development costs	5-8 years